Commitments (Details) - Business combinations [member] - Aircraft [member] - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	R$ 20,574,804,000	R$ 21,947,804,000
Later than one year [member]
IfrsStatementLineItems [Line Items]
Total		2,805,899,000
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	4,234,480,000	3,384,587,000
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total	5,847,873,000	6,101,396,000
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total	6,970,535,000	6,428,138,000
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	R$ 3,521,916,000	R$ 3,227,784,000